Stockholders' Equity	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2022
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY
6.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On June 25, 2019, the Company effected a one-for-four reverse stock split, pursuant to which each share of common stock became converted into 0.25 shares of common stock, and the Company decreased its authorized common stock from 100,000,000 to 25,000,000 shares.

On January 27, 2020, the Company amended its articles of incorporation to increase its authorized common shares from 25,000,000 shares to 250,000,000 shares.

Activity during the Three Months Ended April 30, 2022

(a)	In March 2022, the Company purchased 22,058 shares of its common stock for $89,196 and recorded the purchase as Treasury Stock. As of April 30, 2022, the Company holds 50,183 of its shares comprising the $193,663 of treasury stock.

Activity during the Three Months Ended April 30, 2021

(a)	On February 25, 2021, in connection with the Company’s License Agreement with Rambam, pursuant to a Stock Purchase Agreement with BPM Inno Ltd (“BPM”), the Company issued 81,396 shares of common stock to BPM and received proceeds of $700,000 to be applied to product development expenses under the License Agreement. The Company entered into the Stock Purchase Agreement with BPM in December 2020 and received a payment of $60,000 which is included in Stockholders’ Equity as Subscription Payable in the Company’s consolidated balance sheet as of January 31, 2021. In February 2021, BPM advanced a payment for the Company to Rambam in the amount of $57,000 for the license fee. The balance of the funds of $583,000 was received in February 2021. On February 15, 2021, the Company issued 12,500 shares of common stock, valued at $350,000, for consulting fees in connection with the Rambam License Agreement discussed in Note 8.

(b)	On February 25, 2021, the Company issued 5,602 shares of common stock, valued at $60,000, for consulting services pursuant to a consultant agreement commencing December 1, 2020. The Company has reflected $10,000 representing 934 shares as Subscription Payable in the Stockholders’ Equity in the Company’s consolidated balance sheet as of January 31, 2021.

Subscription Payable

(a)	On February 25, 2021, in connection with the Company’s License Agreement with Rambam, pursuant to a Stock Purchase Agreement with BPM Inno Ltd (“BPM”), the Company issued 81,396 shares of common stock to BPM and received proceeds of $700,000 to be applied to product development expenses under the License Agreement. The Company entered into the Stock Purchase Agreement with BPM in December 2020 and received a payment of $60,000 which is included in Stockholders’ Equity as Subscription in the Company’s consolidated balance sheet as of January 31, 2021. The balance of the funds was received in February 2021.

(b)	On February 25,2021, the Company issued 5,602 shares of common stock, valued at $60,000, for consulting services pursuant to a consultant agreement commencing December 1, 2020. The Company has reflected $10,000 representing 934 shares as Subscription Payable in the Stockholders’ Equity in the Company’s consolidated balance sheet as of January 31, 2021.

9.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On June 25, 2019, the Company effected a one-for-four reverse stock splits, pursuant to which each share of common stock became converted into 0.25 shares of common stock, and the Company decreased its authorized common stock from 100,000,000 to 25,000,000 shares.

On January 27, 2020, the Company amended its articles of incorporation to increase its authorized common shares from 25,000,000 shares to 250,000,000 shares.

Activity during the Year Ended January 31, 2022

(a)	On February 25, 2021, in connection with the Company’s License Agreement with Rambam, pursuant to a Stock Purchase Agreement with BPM Inno Ltd (“BPM”), the Company issued 81,396 shares of common stock to BPM and received proceeds of $700,000 to be applied to product development expenses under the License Agreement. The Company entered into the Stock Purchase Agreement with BPM in December 2020 and received a payment of $60,000 which is included in Stockholders’ Equity as Subscription Payable in the Company’s consolidated balance sheet as of January 31, 2021. In February 2021, BPM advanced a payment for the Company to Rambam in the amount of $57,000 for the license fee. The balance of the funds of $583,000 was received in February 2021. On February 15, 2021, the Company issued 12,500 shares of common stock, valued at $350,000, for consulting fees in connection with the Rambam License Agreement discussed in Note 10.

(b)

On February 25, 2021, the Company issued 5,602 shares of common stock, valued at $60,000, for consulting services pursuant to a consultant agreement commencing December 1, 2020. The Company has reflected $10,000 representing 934 shares as Subscription Payable in the Stockholders’ Equity in the Company’s consolidated balance sheet as of January 31, 2021.

(c)	On October 5, 2021, the Company consummated a public offering (the “IPO”) of 1,056,000 units (the “Units”), each Unit consisting of one share of common stock and one warrant (each a “Warrant”) at a price of $6.25 per Unit, and an additional 158,400 warrants pursuant to exercise of the underwriters’ over-allotment option. At closing, the Company received net proceeds of $5,836,230 from the sale of our securities in the IPO, which include direct offering costs of $790,000. Concurrently, with the October 1, 2021 effective date of the IPO, the shares of our common stock and the Warrants sold to the public in the IPO were listed for trading on the Nasdaq Capital Market. Each Warrant is immediately exercisable, will entitle the holder to purchase one share of common stock at an exercise price of $7.50 and will expire five years from the date of issuance. The shares of common stock and Warrants are separately transferred immediately upon issuance.

(d)	During the year ended January 31, 2022, the Company issued 392,396 shares of its common stock and received proceeds of $2,942,970 from the exercise of 392,396 public warrants.

(e)	On October 22, 2021, the Company issued 17,182 shares of its common stock in exchange for the extinguishment of debt in the amount of $100,000. No gain or loss was recognized in the transaction. See Note 5 for further discussion.

(f)	On October 25,2021, the Company issued 24,642 shares, valued at $144,000, for consulting services issued in connection with research and development expenses. The shares were issued in settlement of liabilities.

(g)	On October 5, 2021, in connection with the Company’s IPO, two former debtholders were issued an additional 72,200 warrants at an exercise price of $6.25 per share in accordance with the anti-dilution provision of their agreement. The fair value of the warrants issued amounted to $196,589 and the Company recorded the transaction as a deemed dividend related to the warrant round down. In October 2021, one of the former debtholders exercised the 36,100 warrants as a cashless warrant and was issued 14,869 shares of common stock.

(h)	In December 2021, the Company purchased 28,125 shares of its common stock for $104,467 and recorded the purchase as Treasury Stock as of January 31, 2022.

(i)	In January 2022, the Company issued 10,000 shares, valued at $66,900, for services in connection with investor relations for the Company.

Activity during the Year Ended January 31, 2021

On March 22, 2020, the Company issued in a private placement 46,828 units at a price of $11 per unit. Each unit consisted of one share of common stock and a warrant to purchase one share of common stock at an exercise price of $14 per share. The warrants expire April 30, 2023. The Company issued a total of 46,828 shares of common stock and warrants to purchase 46,828 shares of common stock. The Company received proceeds of $515,108.

In March 2020, a minority shareholder who had previously made loans of $215,000, made an additional loan to the Company in the amount of $60,000, increasing the loans to shareholder to $275,000. On March 27, 2020, the Company issued 25,000 shares of common stock upon reaching a settlement with the noteholder to convert the notes in the principal amount of $275,000. The transaction resulted in a loss on extinguishment of $12,500.

On June 30, 2020, the Company issued 5,000 shares to a consultant for services rendered to the Company. The fair value of the common stock at the date of issuance was $50,000, all of which is included in selling and general administrative expense for the year ended January 31, 2021.

On August 31, 2020, the Company acquired the membership interests in Pocono Coated Products LLC and issued 608,519 shares of its common stock, valued at $6,085,180, and issued a promissory note, net of debt discount, in the amount of $1,332,893. See Note 2 for further information.

On December 31, 2020, the Company issued 130,325 shares of common stock for services, valued at $1,954,875, as follows:

(1)	51,825 shares of common stock, valued at $777,375, issued to executive officers.

(2)	78,500 shares of common stock, valued at $1,177,500, issued to the Company’s current and former independent directors.

Subscription Payable

(a)	On February 25, 2021, in connection with the Company’s License Agreement with Rambam, pursuant to a Stock Purchase Agreement with BPM Inno Ltd (“BPM”), the Company issued 81,396 shares of common stock to BPM and received proceeds of $700,000 to be applied to product development expenses under the License Agreement. The Company entered into the Stock Purchase Agreement with BPM in December 2020 and received a payment of $60,000 which is included in Stockholders’ Equity as Subscription in the Company’s consolidated balance sheet as of January 31, 2021. The balance of the funds was received in February 2021.

(b)	On February 25, 2021, the Company issued 5,602 shares of common stock, valued at $60,000, for consulting services pursuant to a consultant agreement commencing December 1, 2020. The Company has reflected $10,000 representing 934 shares as Subscription Payable in the Stockholders’ Equity in the Company’s consolidated balance sheet as of January 31, 2021.